DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of new standards in the period prior to their adoption [Abstract]
Schedule of Impact of IFRS 16 on 2019 Opening Balances
Impact on the statement of financial position (increase/(decrease)) as of January 1, 2019:

Assets:

Property, plant and equipment (right-of-use assets)	3,228

Liabilities:

Lease liabilities	3,228

Net impact on equity	-

Schedule of Impact of IFRS 16 on 2019 Profit or Loss
Impact on the statement of profit or loss (increase/(decrease)) for 2019:

Depreciation expenses (included in research and development expenses)	712
Operating lease expenses (included in research and development expenses)	(935)

Operating loss	(223)

Financing expenses	281

Loss before taxes on income	58